Dividends - Summary of Dividends Declared by Board of directors (Detail) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Aug. 02, 2017	May 09, 2017	Feb. 01, 2017	Nov. 08, 2016	Jul. 26, 2016	May 04, 2016	Feb. 02, 2016	Nov. 10, 2015	Jul. 29, 2015	Apr. 29, 2015	Jan. 27, 2015	Nov. 04, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Dividends Payable [Line Items]
Dividends Per Ordinary Share													$ 0.855	$ 0.755	$ 0.665
Dividend Declaration Date, August 2, 2017 [Member]
Dividends Payable [Line Items]
Declaration Date													Aug. 02, 2017
Record Date													Sep. 29, 2017
Payment Date													Oct. 23, 2017
Dividends Per Ordinary Share	$ 0.220
Total Amount	$ 31,736
Dividend Declaration Date, May 9, 2017 [Member]
Dividends Payable [Line Items]
Declaration Date													May 09, 2017
Record Date													Jun. 30, 2017
Payment Date													Jul. 14, 2017
Dividends Per Ordinary Share		$ 0.220
Total Amount		$ 31,981
Dividend Declaration Date, February 1, 2017 [Member]
Dividends Payable [Line Items]
Declaration Date													Feb. 01, 2017
Record Date													Mar. 31, 2017
Payment Date													Apr. 14, 2017
Dividends Per Ordinary Share			$ 0.220
Total Amount			$ 32,223
Dividend Declaration Date, November 8, 2016 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 08, 2016
Record Date													Dec. 30, 2016
Payment Date													Jan. 13, 2017
Dividends Per Ordinary Share				$ 0.195
Total Amount				$ 28,606
Declaration Date, July 26, 2016 [Member]
Dividends Payable [Line Items]
Declaration Date													Jul. 26, 2016
Record Date													Sep. 30, 2016
Payment Date													Oct. 21, 2016
Dividends Per Ordinary Share					$ 0.195
Total Amount					$ 28,693
Declaration Date, May 4 ,2016 [Member]
Dividends Payable [Line Items]
Declaration Date													May 04, 2016
Record Date													Jun. 30, 2016
Payment Date													Jul. 15, 2016
Dividends Per Ordinary Share						$ 0.195
Total Amount						$ 28,836
Declaration Date, February 2, 2016 [Member]
Dividends Payable [Line Items]
Declaration Date													Feb. 02, 2016
Record Date													Mar. 31, 2016
Payment Date													Apr. 15, 2016
Dividends Per Ordinary Share							$ 0.195
Total Amount							$ 29,206
Declaration Date, November 10, 2015 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 10, 2015
Record Date													Dec. 31, 2015
Payment Date													Jan. 15, 2016
Dividends Per Ordinary Share								$ 0.170
Total Amount								$ 25,565
Declaration Date, July 29, 2015 [Member]
Dividends Payable [Line Items]
Declaration Date													Jul. 29, 2015
Record Date													Sep. 30, 2015
Payment Date													Oct. 16, 2015
Dividends Per Ordinary Share									$ 0.170
Total Amount									$ 25,697
Declaration Date, April 29, 2015 [Member]
Dividends Payable [Line Items]
Declaration Date													Apr. 29, 2015
Record Date													Jun. 30, 2015
Payment Date													Jul. 17, 2015
Dividends Per Ordinary Share										$ 0.170
Total Amount										$ 26,127
Declaration Date, January 27, 2015 [Member]
Dividends Payable [Line Items]
Declaration Date													Jan. 27, 2015
Record Date													Mar. 31, 2015
Payment Date													Apr. 16, 2015
Dividends Per Ordinary Share											$ 0.170
Total Amount											$ 26,286
Declaration Date, November 04, 2014 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 04, 2014
Record Date													Dec. 31, 2014
Payment Date													Jan. 16, 2015
Dividends Per Ordinary Share												$ 0.155
Total Amount												$ 24,086